UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported):
February 8, 2017

TCF AUTO RECEIVABLES, LLC(1)
(Exact name of securitizer as specified in its charter)

025-01900	0001640970
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Joseph T. Green, (952) 475-6498
Name and telephone number, including area code,
of the person to contact in connection with this filing
______________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

(1)	TCF Auto Receivables, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period for which it is acting as depositor.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The reporting entity has nothing to report for the annual reporting period ended December 31, 2016.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 8, 2017

TCF AUTO RECEIVABLES, LLC
(Depositor)

By:	/s/ Brian W. Maass
Name: Brian W. Maass Title: Vice President